Borrowings (Details) S/ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 27, 2023 USD ($)	May 29, 2018	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 27, 2023 PEN (S/)	Oct. 05, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 05, 2022 USD ($)	Mar. 17, 2022 USD ($)	Dec. 31, 2020 PEN (S/)	Nov. 30, 2019 USD ($)	Jun. 11, 2018 PEN (S/)	Jun. 11, 2018 USD ($)
Borrowings (Details) [Line Items]
Cash equivelant			S/ 1,003,888		S/ 917,554				S/ 43,600	$ 12.0
Bridge Loan Agreement (in Dollars) | $	$ 100.0
Net Deferred Charges			S/ 8,600		5,400
Credit line amount (in Dollars) | $				$ 100.0
Borrowings, adjustment to interest rate basis			8.00%					8.00%
Borrowings			S/ 306,678		305,631
Principal repayment			94,252		64,010		S/ 55,290
Loan balance payables			74,300
Loan balance			29,600					$ 7.9
Investment capital percentage		48.80%
Maturing amount																S/ 138,000	$ 42.3
Outstanding line of credit			S/ 145,400		162,800			$ 39.2			$ 42.6
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets					2,400
Accrued interest amount					S/ 8,300									S/ 9,300
Top of Range [Member]
Borrowings (Details) [Line Items]
Debt Percentage			4.70%	4.70%	4.70%	4.70%
Top of Range [Member]
Borrowings (Details) [Line Items]
Debt Percentage			22.70%	22.70%	17.60%	17.60%
AENZA S.A.A. [Member]
Borrowings (Details) [Line Items]
Term loan credit agreement (in Dollars) | $												$ 120.0	$ 120.0
Cash equivelant									S/ 29,100	$ 8.0
Total financing amount percentage			50.00%	50.00%
Total financing amount			S/ 116,000
Principal amount					S/ 126,100
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets					16,600
Ban Co De Credito Del Peru SA [Member]
Borrowings (Details) [Line Items]
Loan balance payables					1,200
Viva Negocio Inmobiliario S.A.C. [Member]
Borrowings (Details) [Line Items]
Principal repayment			S/ 72,200	$ 20.0
Técnicas reunidas [Member]
Borrowings (Details) [Line Items]
Bank guarantee letter total amount (in Dollars) | $						$ 9.5
Borrowings, interest rate		48.80%	48.80%					48.80%
Medium Term Loan Credit Agreement [Member]
Borrowings (Details) [Line Items]
Net Deferred Charges					458,400
Medium Term Loan Credit Agreement [Member] | Ban Co De Credito Del Peru SA [Member]
Borrowings (Details) [Line Items]
Term loan credit agreement (in Dollars) | $															$ 46.0
Borrowings, adjustment to interest rate basis			S/ 379,900		463,800
Additional cash transfer			371,300
Maximum exposure limit (in Dollars) | $											$ 80.0
Borrowings, adjustment to interest rate basis															50.00%
Loan balance payables			73,800		S/ 700			$ 20.2
Medium Term Loan Credit Agreement [Member] | Unna Energia S.A. [Member]
Borrowings (Details) [Line Items]
Additional cash transfer | $								$ 13.5
Loan Facilities Repaid Term					8 years	8 years
Borrowings			S/ 50,900